Intangible Assets (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets
Cost at closing balance	kr 414,115
Net book value	414,115
Parent Company
Intangible Assets
Cost at opening balance	16,066
Cost at closing balance	16,066	kr 16,066
Net book value	16,066	16,066
Parent Company | Carrying Amount
Intangible Assets
Cost at opening balance	16,066
Acquisition for the year	0	16,066
Cost at closing balance	16,066	16,066
Net book value	kr 16,066	kr 16,066